Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 14,342.1	$ 1,070.4
Financial assets at FVTPL	14,342.1	1,070.4
Financial assets at FVTOCI, investments in equity and debt instruments	161,739.5	129,157.7
Financial assets at FVTOCI	167,150.8	136,483.3
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	20,849.6	6,282.1	$ 5,887.9	$ 4,514.9
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	14,342.1	1,070.4
Financial assets at FVTOCI	167,150.8	136,483.3
Measured at fair value on a recurring basis [member] | Notes and accounts receivable, net [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	5,411.3	7,325.6
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	26,819.0	19,123.4
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	701.2	947.5
Financial assets at FVTOCI	133,123.1	111,200.7
Measured at fair value on a recurring basis [member] | Level 2 [member] | Notes and accounts receivable, net [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	5,411.3	7,325.6
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	13,640.9	122.9
Financial assets at FVTOCI	7,208.7	6,159.2
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	701.2	947.5
Financial liabilities at FVTPL, Held for trading	121.4	116.2
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	701.2	947.5
Financial liabilities at FVTPL, Held for trading	121.4	116.2
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	223.4	122.9
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	223.4	122.9
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	79,605.5	66,116.2
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	79,605.5	66,116.2
Measured at fair value on a recurring basis [member] | Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	37,959.7	28,367.9
Measured at fair value on a recurring basis [member] | Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	37,959.7	28,367.9
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	9,898.8	9,274.7
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	9,898.8	9,274.7
Measured at fair value on a recurring basis [member] | Government bonds/Agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	22,338.9	18,961.8
Measured at fair value on a recurring basis [member] | Government bonds/Agency bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	22,091.1	18,845.5
Measured at fair value on a recurring basis [member] | Government bonds/Agency bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	247.8	116.3
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	4,727.9	277.9
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	4,727.9	277.9
Measured at fair value on a recurring basis [member] | Interest rate futures contracts [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		2.3
Hedging derivative financial liabilities	43.8	0.8
Measured at fair value on a recurring basis [member] | Interest rate futures contracts [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		2.3
Hedging derivative financial liabilities	43.8	0.8
Measured at fair value on a recurring basis [member] | Non-publicly traded equity investments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	7,208.7	6,159.2
Measured at fair value on a recurring basis [member] | Non-publicly traded equity investments [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	7,208.7	$ 6,159.2
Measured at fair value on a recurring basis [member] | Mutual Funds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	110.3
Measured at fair value on a recurring basis [member] | Mutual Funds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	110.3
Measured at fair value on a recurring basis [member] | Convertible preferred stocks [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	13,307.2
Measured at fair value on a recurring basis [member] | Convertible preferred stocks [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 13,307.2